Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories

24. Inventories

	2025 £m	2024 £m
Raw materials and consumables	608	1,361
Work in progress	3,699	2,683
Finished goods	1,617	1,625
	5,924	5,669
The Group has evaluated both the qualitative and quantitative effects of climate-related risks on the recoverable amounts of inventories, in particular in relation to the metered dose inhaler (MDI), and has determined that there is no material impact